Taxation	12 Months Ended
Dec. 31, 2019
Taxation
Taxation

4 Taxation

Taxation recognised in the Consolidated Statement of Comprehensive Income is as follows:

	2019	2018	2017
	$m	$m	$m
Current tax expense
Current year	1,243	711	665
Adjustment to prior years	66	38	(287)
Total	1,309	749	378
Deferred tax expense
Origination and reversal of temporary differences	(875)	(644)	(1,113)
Adjustment to prior years	(113)	(162)	94
Total	(988)	(806)	(1,019)
Taxation recognised in the profit for the period	321	(57)	(641)

Taxation relating to components of Other comprehensive income is as follows:

	2019	2018	2017
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	81	37	24
Share-based payments	–	–	9
Net (gains)/losses on equity investments measured at fair value through other comprehensive income	(60)	30	–
Deferred tax (credit)/charge relating to change of tax rates	–	(11)	(17)
Total	21	56	16
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	34	69	(79)
Foreign exchange arising on designating borrowings in net investment hedges	4	–	14
Net available for sale losses/(gains) recognised in other comprehensive income	–	–	2
Deferred tax (credit)/charge relating to change of tax rates	–	(18)	30
Total	38	51	(33)
Taxation relating to components of other comprehensive income	59	107	(17)

The reported tax rate in the year was 21%.

The income tax paid for the year was $1,118m which was 72% of Profit before Tax.

Taxation has been provided at current rates on the profits earned for the periods covered by the Group Financial Statements. The 2019 prior period current tax adjustment relates mainly to net increases in provisions for tax contingencies and tax accrual to tax return adjustments. The 2018 and 2017 prior period current tax adjustments relate mainly to net reductions in provisions for tax contingencies and tax accrual to tax return adjustments.

The 2019, 2018 and 2017 prior period deferred tax adjustments relate mainly to tax accrual to return adjustments.

To the extent that dividends remitted from overseas subsidiaries, joint ventures and associates are expected to result in additional taxes, appropriate amounts have been provided for. No deferred tax has been provided for unremitted earnings of Group companies overseas as these are considered permanently employed in the business of these companies. Unremitted earnings may be liable to overseas taxes and/or UK taxation (after allowing for double tax relief) if distributed as dividends. The aggregate amount of temporary differences associated with investments in subsidiaries and branches for which Deferred tax liabilities have not been recognised totalled approximately $4,902m at 31 December 2019 (2018: $8,144m; 2017: $8,359m).

Factors affecting future tax charges

As a group with worldwide operations, AstraZeneca is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms.

Details of the material tax exposures and items currently under audit, negotiation and review are set out in Note 29.

Tax reconciliation to UK statutory rate

The table below reconciles the UK statutory tax charge to the Group’s total tax charge/(credit):

	2019	2018	2017
	$m	$m	$m
Profit before tax	1,548	1,993	2,227
Notional taxation charge at UK corporation tax rate of 19% (2018: 19%; 2017: 19.25%)	294	379	429
Differences in effective overseas tax rates	(49)	18	(212)
Deferred tax charge/(credit) relating to change in tax rates[1]	39	(334)	(616)
Unrecognised deferred tax asset[2]	(16)	7	(105)
Items not deductible for tax purposes	92	167	203
Items not chargeable for tax purposes	(13)	(6)	(14)
Other items[3]	21	(164)	(133)
Adjustments in respect of prior periods[4]	(47)	(124)	(193)
Total tax charge/(credit) for the year	321	(57)	(641)
[1]

The 2019 item relates to the increase in the 2019 substantively enacted Dutch Corporate Income Tax rate (debit of $66m) and other (credit of $27m). In 2019, it was substantively enacted that the Dutch Corporate Income Tax rate for the year ended 31 December 2020 increases from 22.55% to 25% and effective 1 January 2021 increases from 20.5% to 21.7%. The 2018 item relates to the 2018 reduction in the Dutch and Swedish Corporate Income Tax rates (credit of $297m) and other (credit of $37m). The 2017 item relates to the reduction in the US Federal Income Tax rate from 35% to 21% effective from 1 January 2018 (credit of $617m) and other (charge of $1m).

[2]	The 2019 item includes a $27m credit arising on recognition of previously unrecognised deferred tax assets and the 2017 item relates to recognition of previously unrecognised net deferred tax assets.
[3]

Other items in 2019 relate to a charge of $309m relating to collaboration and divestment activity, a credit of $70m relating to internal transfers of intellectual property and a net credit of $218m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision build for transfer pricing and other contingencies. Other items in 2018 relate to a credit of $188m relating to the release of tax contingencies following the expiry of the relevant statute of limitations and on the conclusion of tax authority review partially offset by a provision build for transfer pricing and other contingencies (charge $24m). Other items in 2017 relate to the release of tax contingencies following the expiry of the relevant statute of limitations (credit $178m) partially offset by a provision build for transfer pricing contingencies (charge $45m).

[4]	Further details explaining the adjustments in respect of prior periods is set out on page 183.

AstraZeneca is domiciled in the UK but operates in other countries where the tax rates and laws are different from those in the UK. The impact on differences in effective overseas tax rates on the Group’s overall tax charge is noted above. Profits arising from our manufacturing operation in Puerto Rico are granted special status and are taxed at a reduced rate compared with the normal rate of tax in that territory under a tax incentive grant continuing until 2031.

Deferred tax

The total movement in the net deferred tax balance in the year was $1,135m. The movements are as follows:

	Intangibles,		Pension and	Elimination of			Losses and	Accrued
	property, plant		post-retirement	unrealised profit	Untaxed		tax credits	expenses
	& equipment	[1]	benefits	on inventory	reserves	[2]	carried forward	and other	Total
	$m		$m	$m	$m		$m	$m	$m
Net deferred tax balance at 1 January 2017	(5,149)		465	1,014	(697)		1,004	509	(2,854)
Income statement	1,393		(8)	(231)	159		(128)	(166)	1,019
Other comprehensive income	(84)		9	–	–		–	35	(40)
Exchange	(12)		43	48	(62)		30	22	69
Net deferred tax balance at 31 December 2017	(3,852)		509	831	(600)		906	400	(1,806)
Net adjustment to the opening balance of Retained earnings	–		–	–	–		–	12	12
Income statement	401		(15)	179	(4)		129	116	806
Other comprehensive income	56		26	–	–		–	31	113
Equity	–		–	–	–		–	12	12
Exchange	27		(25)	(30)	47		(27)	(36)	(44)
Net deferred tax balance at 31 December 2018	(3,368)		495	980	(557)		1,008	535	(907)
Income statement	1,055		(9)	312	(63)		(480)	173	988
Other comprehensive income	34		79	–	–		–	(30)	83
Equity[3]	–		–	–	–		–	12	12
Exchange	14		(4)	1	22		18	1	52
Net deferred tax balance at 31 December 2019[4]	(2,265)		561	1,293	(598)		546	691	228
[1]	Includes deferred tax on contingent liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]	Deferred tax movement on share-based payments recorded through equity.
[4]

The UK had a net deferred tax asset of $629m as at 31 December 2019, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised. The US includes a net deferred tax asset of $136m as at 31 December 2019, which has been recognised on the basis of sufficient forecast future taxable profits against which the deductible temporary differences can be utilised.

The net deferred tax balance, before the offset of balances within countries, consists of:

	Intangibles,	Pension and	Elimination of		Losses and	Accrued
	property, plant	post-retirement	unrealised profit	Untaxed	tax credits	expenses
	& equipment	benefits	on inventory	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2017	1,226	559	1,011	–	957	885	4,638
Deferred tax liabilities at 31 December 2017	(5,078)	(50)	(180)	(600)	(51)	(485)	(6,444)
Net deferred tax balance at 31 December 2017	(3,852)	509	831	(600)	906	400	(1,806)
Deferred tax assets at 31 December 2018	1,071	521	1,287	–	1,103	913	4,895
Deferred tax liabilities at 31 December 2018	(4,439)	(26)	(307)	(557)	(95)	(378)	(5,802)
Net deferred tax balance at 31 December 2018	(3,368)	495	980	(557)	1,008	535	(907)
Deferred tax assets at 31 December 2019	1,091	591	1,543	–	608	959	4,792
Deferred tax liabilities at 31 December 2019	(3,356)	(30)	(250)	(598)	(62)	(268)	(4,564)
Net deferred tax balance at 31 December 2019	(2,265)	561	1,293	(598)	546	691	228

Analysed in the Consolidated Statement of Financial Position, after offset of balances within countries, as:

	2019	2018	2017
	$m	$m	$m
Deferred tax assets	2,718	2,379	2,189
Deferred tax liabilities	(2,490)	(3,286)	(3,995)
Net deferred tax balance	228	(907)	(1,806)

Unrecognised deferred tax assets

Deferred tax assets (DTA) of $441m (2018: $444m; 2017: $420m) have not been recognised in respect of deductible temporary differences because it is not probable that future taxable profit will be available against which the Group can utilise the benefits therefrom.

	2019	2019	2018	2018	2017	2017
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Trading and capital losses expiring:
Within 10 years	33	9	4	1	105	25
More than 10 years	1	–	4	1	4	1
Indefinite	218	62	175	51	88	24
	252	71	183	53	197	50
Tax credits and State tax losses expiring:
Within 10 years		44		40		32
More than 10 years		259		281		273
Indefinite		67		70		65
		370		391		370
Total		441		444		420